16. Equity (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Authorized capital		€ 3,200	€ 3,200
Issued capital		€ 762	€ 624
Number of shares outstanding		76,249,901	62,430,106
Par value		€ 0.01	€ 0.01
Proceeds from issue of common shares		€ 31,373	€ 25,113	€ 23,123
Common shares
Number of shares outstanding		155,975,000	155,975,000
Par value		€ 0.01	€ 0.01
Number of shares authorized		155,975,000	155,975,000
Cumulative preference shares
Par value		€ 0.01	€ 0.01
Number of shares authorized		155,975,000	155,975,000
Public offering | Common shares
Number of shares issued	13,800,000
Share price	€ 2.50
Proceeds from issue of common shares	€ 29,500